March 1, 2005
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re:	Dreyfus Fixed Income Securities
1940 Act File No. 811-21047

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment Nos. 3 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 23, 2004.

Please address any comments or questions to the undersigned at (212) 922-6832.

Very truly yours,

/s/ Florence Bryan
Florence Bryan
Senior Paralegal